Dec. 31, 2019
Praxis International Index Fund

Praxis Mutual Funds

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Supplement dated January 1, 2020 (“Supplement”) to the
Summary Prospectus and Prospectus dated April 30, 2019

The Board of Trustees of the Praxis Mutual Funds has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the “Adviser”) to implement a reduced fee schedule for the Praxis International Index Fund (the “Fund”), effective January 1, 2020. This amendment will reduce the contractual management fee to fifty-three one hundredths of one percent (0.53%) of the Fund’s average daily net assets up to and including $100 million, forty-one one hundredths of one percent (0.41%) of the average daily net assets of the Fund over $100 million and up to and including $500 million and thirty-eight one-hundredths of one percent (0.38%) of the average daily net assets of the Fund over $500 million. As a result, the tables entitled “Fees and Expenses” and “Example” are revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 55 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees	0.45%	0.45%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[1]	0.64%	0.17%
Total Annual Fund Operating Expenses	1.34%	0.62%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$654	$927	$1,221	$2,053
Class I	$63	$199	$346	$774

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE